OTHER INVESTMENTS (Details Textual) - Grindrod Pension Fund [member] - Grindrod Shipping South Africa [Member]	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ZAR (R)
Disclosure of defined benefit plans [line items]
Percentage of participation	40.00%	40.00%
Surplus (deficit) in plan	$ 3,150,000	R 46,054,000